ASSETS HELD FOR SALE, DIVESTITURES AND DISCONTINUED OPERATIONS Discontinued Operations and Disposal Groups (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Asset retirement obligation					$ 2,022					$ 2,022
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Impairment of Natural Gas and Crude Oil Properties									162,254	22,858	6,777
Income (loss) from discontinued operations, net of tax	(106,549)	(4,632)	(6,907)	9,071	(11,712)	2,615	(1,445)	1,415	(109,017)	(9,127)	(12,130)
Net Assets Held for Sale [Member]
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Accounts receivable, net					0					0
Oil inventory					0					0
Total current assets					0					0
Properties and equipment					168,218					168,218
Accumulated depreciation, depletion and amortization					(19,969)					(19,969)
Total assets					148,249					148,249
Accounts payable					0					0
Production tax liability					0					0
Total current liabilities					0					0
Total liabilities					2,022					2,022
Disposal gorups, including discontinued operations, net assets					146,227					146,227
Net Assets Related to Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Natural gas, NGL and crude oil sales									36,422	80,860	70,111
Sales from natural gas marketing									1,708	2,949	7,164
Well operations, pipeline income and other									1,888	2,542	4,149
Disposal Group, Discontinued Operations, Total revenue									40,018	86,351	81,424
Production Costs									22,453	30,885	37,891
Cost of natural gas marketing									1,529	2,634	6,547
Impairment of Natural Gas and Crude Oil Properties									162,254	22,858	6,777
Depreciation, depletion and amortization									48,101	47,521	44,944
Accretion of ARO and other, Discontinued Operations									2,084	1,054	4,976
Gain on sale of properties and equipment									(19,920)	(3,854)	0
Disposal Group Total Operating Expense									216,501	101,098	101,135
Income (loss) from discontinued operations									(176,483)	(14,747)	(19,711)
IProvision (benefit) for income taxes									67,466	5,620	7,581
Income (loss) from discontinued operations, net of tax									$ (109,017)	$ (9,127)	$ (12,130)